Segment and Entity-wide Disclosures - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 413,564,000	$ 584,684,000	$ 448,193,000
Cost of sales	310,423,000	440,769,000	309,223,000
Depreciation and amortization	5,124,000	4,520,000	6,116,000
Operating (loss) income	(43,753,000)	6,260,000	11,066,000
Interest expense	4,661,000	1,833,000	173,000
Other income (expense)	2,250,000	597,000	(2,248,000)
Pre-tax (loss) income from continuing operations	(46,164,000)	9,947,000	8,645,000
Income tax benefit (expense)	(9,156,000)	(25,275,000)	1,787,000
Net Income (loss)	(37,831,000)	22,585,000	$ (1,102,000)
Property plant and equipment	31,832,000	21,379,000
Right-of-use assets	7,491,000	3,110,000
Intangible assets, net	51,450,000	$ 47,997,000
eLMTree
Segment Reporting Information [Line Items]
Revenue	411,756,000
Cost of sales	309,186,000
Depreciation and amortization	5,090,000
Operating (loss) income	(43,957,000)
Interest expense	4,659,000
Other income (expense)	2,253,000
Pre-tax (loss) income from continuing operations	(47,185,000)
Income tax benefit (expense)	9,137,000
Net Income (loss)	(38,048,000)
Property plant and equipment	7,037,000
Right-of-use assets	2,412,000
Intangible assets, net	43,700,000
GEH Singapore
Segment Reporting Information [Line Items]
Revenue	1,808,000
Cost of sales	1,237,000
Depreciation and amortization	34,000
Operating (loss) income	204,000
Interest expense	2,000
Other income (expense)	(3,000)
Pre-tax (loss) income from continuing operations	198,000
Income tax benefit (expense)	19,000
Net Income (loss)	217,000
Property plant and equipment	4,841,000
Right-of-use assets	5,079,000
Intangible assets, net	$ 7,750,000